Other Disclosures - Fees to Auditors Appointed at the Annual General Meeting (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fees to Auditors Appointed at the Annual General Meeting
Audit fees	kr 5.8	kr 5.8	kr 4.9
Audit-related fees	2.0	1.8	1.0
Tax fees			0.3
All other fees		0.1
Total	7.8	7.7	6.2
Fees for other services	kr 2.0	kr 1.9	kr 1.3